Supplement dated June 12, 2003 to the
                                Liberty Acorn Trust
                        Statement of Additional Information
                                 dated May 1, 2003


         Effective June 12, 2003, on page 7 of the Statement of Additional Information ("SAI") in the section titled "Investment Policies," the following paragraph (j) is deleted in its entirety:

      j. [No Fund may] Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA and Columbia Thermostat Fund which will continue to be subject to restriction (k) relating to investments in illiquid securities].

         Effective September 30, 2003, on page 33 of the SAI in the section titled "Management of the Trust - Trustees and Officers," the information provided for Charles P. McQuaid will read as follows:

                                                                             Number of
  Name, Position(s)       Year First                                       Portfolios in
  with Liberty Acorn      Elected or         Principal Occupation(s)        Fund Complex
     and Age at           Appointed                  during                   Overseen               Other
               -
   January 1, 2003       to Office**             Past Five Years             by Trustee          Directorships
   ---------------       ---------               ---------------             ----------          -------------




Trustees who are interested persons of Liberty Acorn:

Charles P. McQuaid, 49                  Chief investment officer of              6                   None.
Trustee                      1992       Liberty WAM since September 30,
President                    2003       2003; Portfolio manager since
                                        1995 and director of research since July
                                        1992 of Liberty WAM; Principal, WAM from
                                        July 1995 to September 29, 2000; senior
                                        vice president, Wanger Advisors Trust.

         Effective September 30, 2003, on page 36 of the SAI in the section entitled "Management of the Trust - Trustees and Officers," footnote (1) to the management table will read as follows:

(1) Trustee who is an "interested person" of the Trust and of Liberty WAM, as defined in the Investment Company Act of 1940, because he is an officer of the Trust and an employee of Liberty WAM. Effective September 30, 2003, Mr. Wanger will no longer serve as President of the Trust and President, Chief Investment Officer and Portfolio Manager of Liberty WAM. After that date, Mr. Wanger will continue to serve as an interested Trustee of the Trust and will remain affiliated with Liberty WAM, acting in an advisory capacity.

         On page 52 of the SAI in the section entitled "Ownership of the Fund," the table showing the dollar range of equity securities beneficially owned by Margaret Eisen is revised to read:

                                                                                           Aggregate Dollar Range of
                                                                                           Equity Securities in all
                                                                                             Registered Investment
                                                                                             Companies Overseen by
                                                               Dollar Range of Equity        Trustee in Family of
       Name of Trustee                 Name of Fund            Securities in each Fund       Investment Companies
       ---------------                 ------------            -----------------------       --------------------
Trustees who are not interested persons of Liberty Acorn:

Margaret Eisen                  Liberty Acorn Fund                      None                   $50,001-$100,000
                                Liberty Acorn International       $50,001-$100,000
                                Liberty Acorn USA                       None
                                Liberty Acorn Twenty                    None
                                Liberty Acorn Foreign Forty             None
                                Columbia Thermostat Fund                None



                                                               June 12, 2003

G-35/3120-0603